Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.11%

Aerospace & Defense 6.56%

General Dynamics Corp.	77,600	$14,843
L3Harris Technologies, Inc.	165,800	35,052
Lockheed Martin Corp.	91,261	35,054
Northrop Grumman Corp.	103,900	38,222
United Technologies Corp.	293,200	38,186
Total		161,357

Beverages 3.93%

Coca-Cola Co. (The)	825,279	45,424
PepsiCo, Inc.	374,602	51,219
Total		96,643

Biotechnology 0.78%

AbbVie, Inc.	292,907	19,256

Capital Markets 2.58%

Ameriprise Financial, Inc.	170,300	21,965
S&P Global, Inc.	140,700	36,609
T. Rowe Price Group, Inc.	44,300	4,900
Total		63,474

Chemicals 4.37%

Air Products & Chemicals, Inc.	123,000	27,788
Ecolab, Inc.	91,700	18,919
PPG Industries, Inc.	242,586	26,876
Sherwin-Williams Co. (The)	64,550	34,002
Total		107,585

Commercial Services & Supplies 0.94%

Healthcare Services Group, Inc.	313,900	7,079
Waste Management, Inc.	133,600	15,945
Total		23,024

Diversified Telecommunication Services 4.33%

AT&T, Inc.	1,443,964	50,914
Verizon Communications, Inc.	957,500	55,688
Total		106,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2019

Investments	Shares	Fair Value (000)
Electric: Utilities 6.03%

Duke Energy Corp.	295,000	$27,358
Edison International	322,400	23,300
NextEra Energy, Inc.	192,400	42,151
Southern Co. (The)	640,100	37,292
Xcel Energy, Inc.	286,000	18,367
Total		148,468

Electrical Equipment 0.73%

Hubbell, Inc.	136,900	17,953

Food & Staples Retailing 5.51%

Costco Wholesale Corp.	137,700	40,588
Sysco Corp.	431,000	32,036
Walgreens Boots Alliance, Inc.	383,619	19,638
Walmart, Inc.	378,970	43,301
Total		135,563

Food Products 1.79%

Flowers Foods, Inc.	549,400	12,526
General Mills, Inc.	398,400	21,434
J.M. Smucker Co. (The)	95,300	10,022
Total		43,982

Gas Utilities 0.74%

UGI Corp.	372,200	18,115

Health Care Equipment & Supplies 6.17%

Abbott Laboratories	822,200	70,150
Becton, Dickinson & Co.	74,000	18,790
Medtronic plc (Ireland)(a)	583,603	62,965
Total		151,905

Health Care Providers & Services 0.74%

AmerisourceBergen Corp.	220,200	18,116

Hotels, Restaurants & Leisure 2.35%

Cracker Barrel Old Country Store, Inc.	75,800	12,538
McDonald’s Corp.	118,426	25,813
Starbucks Corp.	202,600	19,563
Total		57,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2019

Investments	Shares	Fair Value (000)
Household Products 4.48%

Church & Dwight Co., Inc.	168,000	$13,403
Clorox Co. (The)	76,900	12,162
Kimberly-Clark Corp.	159,415	22,495
Procter & Gamble Co. (The)	517,100	62,171
Total		110,231

Industrial Conglomerates 2.22%

3M Co.	186,717	30,196
Roper Technologies, Inc.	66,700	24,463
Total		54,659

Information Technology Services 6.58%

Accenture plc Class A (Ireland)(a)	234,300	46,431
Automatic Data Processing, Inc.	208,100	35,344
International Business Machines Corp.	219,700	29,776
Visa, Inc. Class A	279,100	50,467
Total		162,018

Insurance 4.53%

American Financial Group, Inc.	130,100	13,136
Chubb Ltd. (Switzerland)(a)	282,400	44,134
Prudential Financial, Inc.	157,600	12,622
RenaissanceRe Holdings Ltd.	80,500	14,534
Travelers Cos., Inc. (The)	184,400	27,100
Total		111,526

Leisure Products 0.89%

Hasbro, Inc.	198,800	21,961

Machinery 2.73%

Caterpillar, Inc.	69,300	8,247
Cummins, Inc.	162,600	24,271
Dover Corp.	162,900	15,270
Stanley Black & Decker, Inc.	145,100	19,278
Total		67,066

Media 1.32%

Comcast Corp. Class A	736,700	32,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2019

Investments	Shares	Fair Value (000)
Metals & Mining 0.88%

Nucor Corp.	441,500	$21,625

Multi-Line Retail 1.65%

Target Corp.	379,800	40,654

Multi-Utilities 1.96%

CMS Energy Corp.	407,900	25,718
Consolidated Edison, Inc.	55,900	4,969
WEC Energy Group, Inc.	182,600	17,488
Total		48,175

Oil, Gas & Consumable Fuels 4.24%

Chevron Corp.	528,462	62,211
Exxon Mobil Corp.	253,600	17,366
Occidental Petroleum Corp.	306,497	13,326
ONEOK, Inc.	160,800	11,462
Total		104,365

Pharmaceuticals 1.98%

Johnson & Johnson	379,423	48,703

Professional Services 0.43%

Robert Half International, Inc.	198,900	10,635

Road & Rail 3.96%

CSX Corp.	247,200	16,567
J.B. Hunt Transport Services, Inc.	205,400	22,191
Union Pacific Corp.	362,100	58,646
Total		97,404

Semiconductors & Semiconductor Equipment 4.20%

Microchip Technology, Inc.	284,767	24,584
QUALCOMM, Inc.	176,726	13,744
Texas Instruments, Inc.	316,700	39,192
Xilinx, Inc.	248,800	25,890
Total		103,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2019

Investments	Shares	Fair Value (000)
Software 3.32%

CDK Global, Inc.	179,600	$7,751
Microsoft Corp.	536,600	73,976
Total		81,727

Specialty Retail 2.79%

Lowe’s Cos., Inc.	448,875	50,364
TJX Cos., Inc. (The)	335,100	18,420
Total		68,784

Textiles, Apparel & Luxury Goods 1.82%

NIKE, Inc. Class B	530,700	44,844

Tobacco 1.58%

Philip Morris International, Inc.	540,300	38,950
Total Common Stocks (cost $2,090,241,664)		2,439,300

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.66%

Repurchase Agreement

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $16,280,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $16,585,934; proceeds: $16,259,858 (cost $16,257,600)	$16,258	16,258
Total Investments in Securities 99.77% (cost $2,106,499,264)		2,455,558
Other Assets in Excess of Liabilities(b) 0.23%		5,757
Net Assets 100.00%		$2,461,315

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND August 31, 2019

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 INDEX	September 2019	107	Long	$15,370,956	$15,647,680	$276,724

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,439,300	$—	$—	$2,439,300
Short-Term Investment
Repurchase Agreement	—	16,258	—	16,258
Total	$2,439,300	$16,258	$—	$2,455,558
Other Financial Instruments
Futures Contracts
Assets	$277	$—	$—	$277
Liabilities	—	—	—	—
Total	$277	$—	$—	$277

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.90%

Aerospace & Defense 5.27%

CAE, Inc. (Canada)(a)	292,045	$7,643
L3Harris Technologies, Inc.	81,388	17,206
TransDigm Group, Inc.	35,272	18,988
Total		43,837

Air Freight & Logistics 0.80%

Expeditors International of Washington, Inc.	93,369	6,639

Banks 0.62%

First Republic Bank	58,012	5,205

Beverages 1.57%

Brown-Forman Corp. Class B	220,916	13,032

Biotechnology 3.10%

Amarin Corp. plc ADR*	276,527	4,145
AnaptysBio, Inc.*	28,890	1,174
BioMarin Pharmaceutical, Inc.*	73,082	5,486
Myovant Sciences Ltd. (United Kingdom)*(a)	211,357	1,697
Natera, Inc.*	79,185	2,609
Neurocrine Biosciences, Inc.*	81,085	8,062
Sarepta Therapeutics, Inc.*	29,056	2,619
Total		25,792

Building Products 0.92%

Allegion plc (Ireland)(a)	79,316	7,636

Capital Markets 3.50%

E*TRADE Financial Corp.	164,075	6,848
MarketAxess Holdings, Inc.	23,643	9,401
Moody’s Corp.	22,329	4,814
MSCI, Inc.	34,456	8,084
Total		29,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 0.97%

Axalta Coating Systems Ltd.*	154,685	$4,468
FMC Corp.	41,993	3,625
Total		8,093

Commercial Services & Supplies 1.58%

Cintas Corp.	29,979	7,908
Healthcare Services Group, Inc.	231,508	5,221
Total		13,129

Construction Materials 1.48%

Vulcan Materials Co.	86,966	12,284

Consumer Finance 0.65%

SLM Corp.	640,445	5,405

Containers & Packaging 1.22%

Avery Dennison Corp.	88,234	10,197

Diversified Consumer Services 1.00%

Service Corp. International	179,859	8,327

Electrical Equipment 2.61%

AMETEK, Inc.	140,223	12,049
Hubbell, Inc.	73,714	9,667
Total		21,716

Electronic Equipment, Instruments & Components 1.63%

Keysight Technologies, Inc.*	80,108	7,759
Trimble, Inc.*	154,844	5,810
Total		13,569

Equity Real Estate Investment Trusts 2.25%

SBA Communications Corp.	71,486	18,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.03%

ABIOMED, Inc.*	28,833	$5,567
Align Technology, Inc.*	42,585	7,798
Edwards Lifesciences Corp.*	16,465	3,652
Insulet Corp.*	29,922	4,613
Teleflex, Inc.	32,859	11,958
Total		33,588

Health Care Providers & Services 1.91%

Centene Corp.*	265,657	12,385
Guardant Health, Inc.*	40,054	3,506
Total		15,891

Hotels, Restaurants & Leisure 4.51%

Aramark	339,104	13,856
Chipotle Mexican Grill, Inc.*	11,588	9,715
Norwegian Cruise Line Holdings Ltd.*	128,249	6,509
Vail Resorts, Inc.	31,519	7,447
Total		37,527

Household Products 1.50%

Church & Dwight Co., Inc.	156,515	12,487

Industrial Conglomerates 1.27%

Roper Technologies, Inc.	28,841	10,578

Information Technology Services 13.58%

Euronet Worldwide, Inc.*	61,840	9,470
Fidelity National Information Services, Inc.	209,512	28,540
FleetCor Technologies, Inc.*	51,549	15,382
Genpact Ltd.	250,575	10,264
Global Payments, Inc.	116,587	19,351
GoDaddy, Inc. Class A*	135,552	8,586
Square, Inc. Class A*	23,373	1,445
Total System Services, Inc.	99,789	13,394
Twilio, Inc. Class A*	50,819	6,630
Total		113,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2019

Investments	Shares	Fair Value (000)
Insurance 2.71%

Axis Capital Holdings Ltd.	86,551	$5,314
Goosehead Insurance, Inc. Class A	164,821	7,621
RenaissanceRe Holdings Ltd.	53,109	9,589
Total		22,524

Interactive Media & Services 2.67%

IAC/InterActiveCorp.*	58,010	14,772
Twitter, Inc.*	175,716	7,494
Total		22,266

Internet & Direct Marketing Retail 0.02%

RealReal, Inc. (The)*	11,997	157

Life Sciences Tools & Services 3.09%

Adaptive Biotechnologies Corp.*	11,378	578
Agilent Technologies, Inc.	101,306	7,204
Charles River Laboratories International, Inc.*	68,078	8,932
Illumina, Inc.*	12,272	3,453
Mettler-Toledo International, Inc.*	8,505	5,586
Total		25,753

Machinery 2.46%

Fortive Corp.	151,912	10,770
Stanley Black & Decker, Inc.	72,931	9,690
Total		20,460

Multi-Line Retail 3.67%

Dollar General Corp.	125,401	19,574
Dollar Tree, Inc.*	108,363	11,002
Total		30,576

Oil, Gas & Consumable Fuels 1.01%

Cimarex Energy Co.	98,164	4,199
Parsley Energy, Inc. Class A*	234,490	4,200
Total		8,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2019

Investments	Shares		Fair Value (000)
Personal Products 0.79%

Shiseido Co., Ltd.(b)	JPY	79,952	$6,540

Pharmaceuticals 1.99%

Elanco Animal Health, Inc.*		129,951	3,381
Zoetis, Inc.		104,435	13,203
Total			16,584

Professional Services 1.64%

CoStar Group, Inc.*		22,202	13,651

Road & Rail 1.80%

J.B. Hunt Transport Services, Inc.		72,625	7,847
Lyft, Inc. Class A*		17,733	868
Old Dominion Freight Line, Inc.		38,503	6,305
Total			15,020

Semiconductors & Semiconductor Equipment 5.37%

Advanced Micro Devices, Inc.*		255,391	8,032
Analog Devices, Inc.		96,630	10,613
Lam Research Corp.		54,817	11,540
Marvell Technology Group Ltd.		188,238	4,512
Xilinx, Inc.		95,955	9,985
Total			44,682

Software 8.37%

Anaplan, Inc.*		85,655	4,654
Crowdstrike Holdings, Inc. Class A*		9,094	739
New Relic, Inc.*		84,670	4,855
Palo Alto Networks, Inc.*		52,949	10,782
RingCentral, Inc. Class A*		121,947	17,210
ServiceNow, Inc.*		43,848	11,481
Slack Technologies, Inc. Class A*		121,796	3,488
Splunk, Inc.*		105,162	11,759
Zendesk, Inc.*		59,287	4,755
Total			69,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2019

Investments	Shares	Fair Value (000)
Specialty Retail 5.49%

Burlington Stores, Inc.*	84,960	$17,204
O’Reilly Automotive, Inc.*	47,463	18,214
Tractor Supply Co.	101,293	10,320
Total		45,738

Textiles, Apparel & Luxury Goods 0.85%

Carter’s, Inc.	77,672	7,105
Total Common Stocks (cost $626,483,978)		815,079

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.52%

Repurchase Agreement

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $12,690,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $12,928,470; proceeds: $12,675,429 (cost $12,673,669)	$12,674	12,674
Total Investments in Securities 99.42% (cost $639,157,647)		827,753
Cash and Other Assets in Excess of Liabilities 0.58%		4,790
Net Assets 100.00%		$832,543

ADR	American Depositary Receipt.
JPY	Japanese Yen

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$—	$6,540	$—	$6,540
Remaining Industries	808,539	—	—	808,539
Short-Term Investment
Repurchase Agreement	—	12,674	—	12,674
Total	$808,539	$19,214	$—	$827,753

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.64%

Aerospace & Defense 0.90%

National Presto Industries, Inc.	78,500	$6,728

Airlines 1.02%

Hawaiian Holdings, Inc.	313,900	7,662

Auto Components 3.26%

Dorman Products, Inc.*	152,695	10,853
LCI Industries	160,917	13,638
Total		24,491

Banks 10.67%

Bank of Hawaii Corp.	137,700	11,385
BankUnited, Inc.	155,700	4,945
Columbia Banking System, Inc.	167,700	5,787
First Merchants Corp.	229,800	8,209
Prosperity Bancshares, Inc.	107,400	6,973
Renasant Corp.	226,900	7,440
Sterling Bancorp	595,200	11,351
TCF Financial Corp.	308,359	11,890
Webster Financial Corp.	107,000	4,789
Western Alliance Bancorp	171,400	7,442
Total		80,211

Beverages 1.51%

Cott Corp.	897,400	11,316

Building Products 1.73%

Gibraltar Industries, Inc.*	322,900	13,003

Capital Markets 6.65%

Brightsphere Investment Group, Inc.*	1,096,833	9,970
Federated Investors, Inc. Class B	175,600	5,626
Golub Capital BDC, Inc.	297,224	5,528
Main Street Capital Corp.	234,100	10,326
Moelis & Co. Class A	119,700	4,014
TPG Specialty Lending, Inc.	265,680	5,508
Victory Capital Holdings, Inc. Class A*	564,300	9,012
Total		49,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 5.03%

AdvanSix, Inc.*	273,091	$6,101
Chase Corp.	114,200	11,445
PolyOne Corp.	314,784	10,076
Valvoline, Inc.	449,400	10,157
Total		37,779

Commercial Services & Supplies 1.47%

Steelcase, Inc. Class A	713,300	11,078

Communications Equipment 1.10%

Plantronics, Inc.	265,800	8,258

Construction & Engineering 3.43%

Arcosa, Inc.	340,753	11,071
EMCOR Group, Inc.	168,201	14,708
Total		25,779

Electric: Utilities 3.66%

IDACORP, Inc.	122,264	13,426
Portland General Electric Co.	247,800	14,097
Total		27,523

Electronic Equipment, Instruments & Components 4.72%

Anixter International, Inc.*	140,600	8,432
Avnet, Inc.	281,100	11,775
Littelfuse, Inc.	47,400	7,398
Tech Data Corp.*	85,100	7,891
Total		35,496

Energy Equipment & Services 1.43%

Cactus, Inc. Class A*	241,000	6,138
Oceaneering International, Inc.*	355,100	4,602
Total		10,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2019

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 6.69%

First Industrial Realty Trust, Inc.	344,500	$13,418
Highwoods Properties, Inc.	269,400	11,641
Pebblebrook Hotel Trust	243,611	6,570
STAG Industrial, Inc.	267,600	7,782
Weingarten Realty Investors	408,500	10,821
Total		50,232

Food Products 0.78%

Sanderson Farms, Inc.	39,273	5,876

Health Care Equipment & Supplies 1.34%

Natus Medical, Inc.*	363,297	10,056

Health Care Providers & Services 1.24%

AMN Healthcare Services, Inc.*	159,000	9,286

Hotels, Restaurants & Leisure 3.05%

Arcos Dorados Holdings, Inc. Class A (Uruguay)(a)	1,232,238	8,145
Cheesecake Factory, Inc. (The)	177,400	6,739
Cracker Barrel Old Country Store, Inc.	48,500	8,022
Total		22,906

Information Technology Services 2.42%

CACI International, Inc. Class A*	19,300	4,290
Conduent, Inc.*	684,750	4,458
MAXIMUS, Inc.	122,200	9,402
Total		18,150

Insurance 6.12%

Argo Group International Holdings Ltd.	215,900	14,189
Axis Capital Holdings Ltd.	199,900	12,272
Hanover Insurance Group, Inc. (The)	49,000	6,524
RenaissanceRe Holdings Ltd.	71,810	12,965
Total		45,950

Life Sciences Tools & Services 2.49%

Cambrex Corp.*	188,676	11,308
Syneos Health, Inc.*	140,400	7,375
Total		18,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2019

Investments	Shares		Fair Value (000)
Machinery 5.03%

Alamo Group, Inc.		130,390	$14,888
Columbus McKinnon Corp.		358,800	11,614
Crane Co.		147,990	11,283
Total			37,785

Media 2.18%

Entercom Communications Corp. Class A		1,923,600	6,848
Nexstar Broadcasting Group, Inc. Class A		39,400	3,896
Scholastic Corp.		159,900	5,608
Total			16,352

Metals & Mining 1.92%

Lundin Mining Corp.(b)	CAD	1,718,000	8,194
Warrior Met Coal, Inc.		300,100	6,272
Total			14,466

Multi-Utilities 3.11%

Avista Corp.		194,248	9,110
NorthWestern Corp.		197,000	14,271
Total			23,381

Oil, Gas & Consumable Fuels 3.14%

Par Pacific Holdings, Inc.*		338,566	7,361
Parsley Energy, Inc. Class A*		459,197	8,224
WPX Energy, Inc.*		744,045	8,006
Total			23,591

Professional Services 1.60%

ICF International, Inc.		142,396	12,055

Real Estate Management & Development 1.10%

Marcus & Millichap, Inc.*		229,009	8,263

Road & Rail 1.70%

Landstar System, Inc.		114,328	12,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.35%

Advanced Energy Industries, Inc.*	78,900	$4,074
Entegris, Inc.	318,038	13,622
Total		17,696

Specialty Retail 4.27%

Children’s Place, Inc. (The)	121,195	10,574
Urban Outfitters, Inc.*	486,219	11,382
Williams-Sonoma, Inc.	153,828	10,122
Total		32,078

Textiles, Apparel & Luxury Goods 1.16%

Skechers U.S.A., Inc. Class A*	276,171	8,744

Thrifts & Mortgage Finance 0.81%

Essent Group Ltd.*	124,800	6,053

Tobacco 0.56%

Turning Point Brands, Inc.	118,200	4,237
Total Common Stocks (cost $725,621,478)		748,638

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.70%

Repurchase Agreement

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $5,275,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $5,374,128; proceeds: $5,269,243 (cost $5,268,511)	$5,269	5,269
Total Investments in Securities 100.34% (cost $730,889,989)		753,907
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.34)%		(2,547)
Net Assets 100.00%		$751,360

CAD	Canadian Dollar

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$748,638	$—	$—	$748,638
Short-Term Investment
Repurchase Agreement	—	5,269	—	5,269
Total	$748,638	$5,269	$—	$753,907

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.